BASIS OF PRESENTATION (Details)			12 Months Ended
	Jan. 14, 2025	Oct. 21, 2024	Dec. 31, 2025
Purepoint Uranium
BASIS OF PRESENTATION
Ownership percentage in joint venture	50.00%	60.00%	50.00%